Notes Payable - Related Party - Additional Information (Detail) (USD $)	1 Months Ended
	Jul. 31, 2014	Sep. 30, 2014
Related Party Transaction [Line Items]
Notes payable - related party, discount		$ 83,333
Notes Payable To Related Party
Related Party Transaction [Line Items]
Note agreement amount	500,000
Notes payable, interest rate	20.00%
Note maturity date description	The Company may extend the due date of the note to July 18, 2016 by giving notice no later than April 18, 2015
Note extension fee amount	10,000
Notes, maturity date	Jul. 18, 2015
Prepaid interest	25,000
Number of preferred units issued as consideration	4,000,000
Value of preferred units issued as consideration	100,000
Preferred units issued as consideration, series D preferred shares	4,000,000
Preferred units issued as consideration, price per share	$ 0.025
Notes payable - related party, discount		$ 83,333
Notes Payable To Related Party | Class A Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants	20,000
Preferred units issued as consideration, warrants price per share	$ 4.92
Notes Payable To Related Party | Class B Warrant
Related Party Transaction [Line Items]
Preferred units issued as consideration, warrants	20,000
Preferred units issued as consideration, warrants price per share	$ 0.20